Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
EBP, Administrative expenses paid from plan-level account	$ 444
EBP, Revenue credit	400
EBP, Plan-level account balance	$ 27	$ 54